Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent events

  Dividends: On July 18, 2018, the board of directors of the Partnership declared a cash distribution of $0.08 per common unit for the second quarter of 2018, which will be paid on August 14, 2018 to unit holders of record on August 2, 2018.

On July 18, 2018, the board of directors of the Partnership declared a cash distribution of $0.21375 per Class B Unit for the second quarter of 2018. The cash distribution will be paid on August 10, 2018 to Class B Unit holders of record on August 2, 2018.